Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.51425%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$987,354.92

Principal:
Principal Collections	$18,244,904.56
Prepayments in Full	$8,749,281.59
Liquidation Proceeds	$322,524.69
Recoveries	$135,541.39
Sub Total	$27,452,252.23
Collections	$28,439,607.15

Purchase Amounts:
Purchase Amounts Related to Principal	$165,837.84
Purchase Amounts Related to Interest	$633.66
Sub Total	$166,471.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,606,078.65

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,606,078.65
Servicing Fee	$443,832.19	$443,832.19	$0.00	$0.00	$28,162,246.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,162,246.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,162,246.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,162,246.46
Interest - Class A-3 Notes	$343,457.24	$343,457.24	$0.00	$0.00	$27,818,789.22
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$27,601,989.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,601,989.22
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$27,513,975.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,513,975.89
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$27,450,833.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,450,833.89
Regular Principal Payment	$25,340,307.31	$25,340,307.31	$0.00	$0.00	$2,110,526.58
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,110,526.58
Residual Released to Depositor	$0.00	$2,110,526.58	$0.00	$0.00	$0.00
Total		$28,606,078.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,340,307.31
Total					$25,340,307.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,340,307.31	$56.12	$343,457.24	$0.76	$25,683,764.55	$56.88
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$25,340,307.31	$16.12	$711,412.57	$0.45	$26,051,719.88	$16.57

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$246,795,619.76	0.5466127	$221,455,312.45	0.4904880
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$460,885,619.76	0.2932234	$435,545,312.45	0.2771015

Pool Information
Weighted Average APR	2.290%	2.283%
Weighted Average Remaining Term	31.95	31.12
Number of Receivables Outstanding	37,617	36,670
Pool Balance	$532,598,624.10	$504,843,959.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$492,321,359.45	$466,981,052.14
Pool Factor	0.3100066	0.2938516

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$37,862,907.57
Targeted Overcollateralization Amount	$69,298,647.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,298,647.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$272,115.71
(Recoveries)		141	$135,541.39
Net Loss for Current Collection Period			$136,574.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3077%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7125%
Second Prior Collection Period			0.2641%
Prior Collection Period			0.5335%
Current Collection Period			0.3159%
Four Month Average (Current and Prior Three Collection Periods)			0.4565%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,095	$12,928,376.93
(Cumulative Recoveries)			$1,853,131.20
Cumulative Net Loss for All Collection Periods			$11,075,245.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6447%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,177.18
Average Net Loss for Receivables that have experienced a Realized Loss			$3,578.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	368	$6,751,201.62
61-90 Days Delinquent	0.16%	43	$785,982.76
91-120 Days Delinquent	0.03%	6	$173,190.46
Over 120 Days Delinquent	0.19%	39	$945,797.05
Total Delinquent Receivables	1.71%	456	$8,656,171.89

Repossession Inventory:
Repossessed in the Current Collection Period		18	$302,908.11
Total Repossessed Inventory		24	$416,039.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2254%
Prior Collection Period			0.2074%
Current Collection Period			0.2400%
Three Month Average			0.2242%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3773%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer